Annual Total Returns[BarChart] - PROFUND VP NASDAQ-100 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.45%	16.23%	34.27%	17.01%	7.45%	5.26%	30.37%	(1.87%)	36.70%	45.57%